Supplemental Cash Flow Information and Non-cash Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Purchase of property, plant, equipment and seismic rental equipment	$ 19,241	$ 8,264	$ 16,914
Supplemental disclosure of cash flow information is as follows:
Interest	15,441	16,582	9,576
Income taxes	8,163	16,124	15,872
Non-cash items from investing and financing activities is as follows:
Purchase of computer equipment financed through capital leases	1,178	12,153	6,455
Leasehold improvement paid by landlord	0	0	5,000
Conversion of the Company's investment in a convertible note to equity	0	3,151	6,765
Transfer of inventory to property, plant and equipment	15,936	10,149	1,422
Investment in multi-client data library financed through trade payables	8,939
Purchases of property, plant, and equipment and seismic rental equipment financed through accounts payable	0	472	909
Sale of rental equipment financed with a note receivable	0	$ 0	$ 3,636
Ocean Bottom Services [Member]
Segment Reporting Information [Line Items]
Purchase of property, plant, equipment and seismic rental equipment	$ 15,300